Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The domestic and foreign components of our income (loss) from continuing operations are as follows for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
United States	$(4,454)	$(4,371)
Australia	1,497	(16,146)
United Kingdom	(371)	(1,079)

Net loss from continuing operations	$(3,328)	$(21,596)

Schedule of Effective Income Tax Rate Reconciliation

The following reconciles the Company’s effective tax rate from continuing operations to the federal statutory tax rate for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Tax provision computed per federal statutory rate	$(1,131)	$(7,343)
State taxes, net of federal benefit	(91)	(153)
Foreign rate differential	(8)	908
Accounting Principles Board 23 adjustment	—	9,632
Change in valuation allowance	(668)	(5,254)
Foreign tax credit adjustment	—	(310)
Net operating loss and capital loss adjustment	179	1,493
Impact of rate change	47	159
Foreign currency translation differential	838	1,255
Stock-based compensation forfeitures	621	545
Contingent consideration payable write-off	—	(630)
Other items	213	(302)

Consolidated income tax expense (benefit)	$—	$—

Schedule of Components of Income Tax Provision

The following summarizes components of our income tax provision for the fiscal years ended:

June 30,
	2016	2015
(In thousands)
Consolidated current income tax provision	—	—
Consolidated deferred income tax provision	—	—

Consolidated income tax provision	$—	$—

The consolidated income tax provision is summarized as follows:
Continuing operations	$—	$—
Discontinued operations	$—	$—

Effective tax rate for continuing operations	—%	—%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities of continuing operations can be summarized as follows for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Deferred tax liabilities:
Land, buildings and equipment	$—	$—
Foreign investments	(10,851)	(7,451)
Other items	(72)	(128)

Total deferred tax liabilities	(10,923)	(7,579)

Deferred tax assets:
Land, buildings and equipment	(21)	(5)
Asset retirement obligations	—	—
Net operating losses, capital losses, and foreign tax credit carry forwards	21,408	18,521
United Kingdom exploration costs and net operating losses	3,109	3,639
Investments	111	100
Stock option compensation	1,810	2,184
Australian capitalized legal costs	112	116
Other items	286	141

Total deferred tax asset	26,815	24,696

Valuation allowance	(15,892)	(17,117)

Net long-term deferred tax asset	$—	$—

Summary of Jurisdictions Subject to Income Tax Examination

As of June 30, 2016, the Company remains subject to examination in the following major tax jurisdictions for the tax years indicated below:

Jurisdiction	Tax Years Subject to Examination:
US Federal	2013 - 2015
Colorado	2012 - 2015
Maine	2013 - 2015
Montana	2014 - 2015
Australia	2012 - 2015
United Kingdom	2012 - 2015

Summary of Operating Loss and Tax Credit Carryforwards

At June 30, 2016, the Company had net operating loss and foreign tax credit carry forwards for US federal and state income tax purposes, respectively, which are scheduled to expire periodically as follows:

	Federal Net Operating Losses	State Net Operating Losses	Federal Foreign Tax Credit
	(In thousands)
Expires:
2017	$—	$8	$310
2018	—	4,659	—
2019	—	559	1,411
2020	—	2,212	624
2021	—	27	1,443
2022	—	7,848	3,655
2023 and thereafter	22,209	8,690	1,668

Total	$22,209	$24,003	$9,111